Schedule of investments
Delaware VIP Real Estate Securities
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.25%
Real Estate Operating Companies/Developer — 0.39%
DigitalBridge Group	8,939	$ 107,179
		107,179
REIT Diversified — 27.43%
American Tower	1,303	266,255
Digital Realty Trust	12,545	1,233,299
Equinix	2,335	1,683,628
Extra Space Storage	6,745	1,098,963
Life Storage	5,808	761,371
Public Storage	3,711	1,121,242
SBA Communications	677	176,744
VICI Properties	39,909	1,301,832
		7,643,334
REIT Healthcare — 9.43%
Healthpeak Properties	35,925	789,272
Welltower	25,651	1,838,920
		2,628,192
REIT Hotel — 2.84%
Apple Hospitality REIT	21,024	326,293
Ryman Hospitality Properties	3,599	322,938
Xenia Hotels & Resorts	10,925	143,008
		792,239
REIT Industrial — 15.33%
Americold Realty Trust	16,088	457,703
First Industrial Realty Trust	7,905	420,546
Prologis	22,175	2,766,775
Rexford Industrial Realty	10,518	627,399
		4,272,423
REIT Multifamily — 19.32%
American Homes 4 Rent Class A	13,815	434,482
Boardwalk Real Estate Investment Trust	2,617	106,771
Canadian Apartment Properties REIT	3,968	139,196
Equity LifeStyle Properties	9,387	630,149
Equity Residential	17,745	1,064,700
Essex Property Trust	2,634	550,875
Independence Realty Trust	11,545	185,066
InterRent Real Estate Investment Trust	9,191	91,060
Invitation Homes	13,365	417,389
Mid-America Apartment Communities	589	88,963
Sun Communities	5,588	787,237
UDR	21,656	889,195
		5,385,083
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Office — 5.18%
Alexandria Real Estate Equities	8,370	$ 1,051,188
Boston Properties	7,258	392,803
		1,443,991
REIT Retail — 17.33%
Agree Realty	7,698	528,160
Federal Realty Investment Trust	3,855	380,990
Kimco Realty	34,164	667,223
Kite Realty Group Trust	26,781	560,258
NETSTREIT	16,804	307,177
Realty Income	20,375	1,290,145
Simon Property Group	6,631	742,473
Spirit Realty Capital	8,846	352,425
		4,828,851
Total Common Stocks (cost $30,666,953)		27,101,292

Short-Term Investments — 0.98%
Money Market Mutual Funds — 0.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	68,645	68,645
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	68,644	68,644
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	68,644	68,644
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	68,644	68,644
Total Short-Term Investments (cost $274,577)		274,577

Total Value of Securities—98.23% (cost $30,941,530)		27,375,869
Receivables and Other Assets Net of Liabilities—1.77%		492,658
Net Assets Applicable to 4,323,266 Shares Outstanding—100.00%		$27,868,527
Summary of abbreviations:
REIT – Real Estate Investment Trust
NQ-IV079 [3/23] 5/23 (2913020)    1